Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0001411690
Registrant Name	Bionano Genomics, Inc.
Registration File Number	333-295699
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES